FAIR VALUE MEASUREMENT - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Gain or Losses included in earnings		¥ 0	¥ (8,749,608)
Convertible debt
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning			(22,450,219)
Gain or Losses included in earnings			(8,749,608)
Foreign Currency Translation Adjustment			(633,141)
Extinguishment			31,832,968
Investment securities.
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	¥ 50,000	23,579,048	21,887,899
Gain or Losses included in earnings		4,857,986	(274,829)
Gain or Losses included in other comprehensive loss		(3,406,863)	1,591,098
Foreign Currency Translation Adjustment		42,994	374,880
Extinguishment	(50,000)	(25,023,165)
Balance at the end		50,000	23,579,048
Debt securities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning		23,523,746	21,559,157
Gain or Losses included in earnings		4,863,233
Gain or Losses included in other comprehensive loss		(3,406,863)	1,591,098
Foreign Currency Translation Adjustment		42,977	373,491
Extinguishment		(25,023,093)
Balance at the end			23,523,746
Equity securities with readily determinable fair value
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	50,000	55,302	328,742
Gain or Losses included in earnings		(5,247)	(274,829)
Foreign Currency Translation Adjustment		17	1,389
Extinguishment	¥ (50,000)	(72)
Balance at the end		¥ 50,000	¥ 55,302